SUBSEQUENT EVENTS (Details Narrative) - Subsequents event [Member] - Share purchase agreement with Coeur Mining Inc. [Member] $ in Thousands, shares in Millions	13 Months Ended
Oct. 27, 2021 USD ($) shares
Statement [Line Items]
Business acquisition, consideration payable	$ 20,000
Business acquisition, consideration payable at closing of the transaction	15,000
Business acquisition, consideration payable before first anniversary	$ 5,000
Business acquisition, units issuable | shares	14.0
Description of unit issuable under acquisition	each comprising one common share and one-half of a common share purchase warrant (each full warrant, a “Warrant”).
Business acquisition, cash contingent consideration payable within one year	$ 8,750
Ownership interest hold by coeur	10.00%